Document and Entity Information	Oct. 31, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	Mercury Ecommerce Acquisition Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40679
Entity Tax Identification Number	86-2365445
Entity Address, Address Line One	3737 Buffalo Speedway
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	715-6820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001849902
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	MEACU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	MEAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MEACW
Security Exchange Name	NASDAQ